BANK LINE OF CREDIT (Details Textual) - Revolving Credit Facility [Member] - USD ($)	1 Months Ended	12 Months Ended
	May 20, 2015	Apr. 30, 2017	Jul. 31, 2017
Line of Credit Facility [Line Items]
Proceeds from Lines of Credit	$ 1,000,000
Line of Credit Facility, Initiation Date	May 20, 2015
Line of Credit Facility, Interest Rate During Period	2.00%	5.00%
Line of Credit Facility, Expiration Date	Aug. 15, 2017
Long-term Line of Credit			$ 1,000,000